Accounts Payable and Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Trade and other payables [abstract]
Summary of Trade and Other Payables

	December 31, 2023	December 31, 2022
Trade payables related to operating, general and administrative expenses	$53,913	$35,740
Trade payables related to capital expenditures	1,591	2,160
Other provisions	9,312	6,475
Acquisitions of mining interests	623	1,609
DSU and PSU Liability (Note 13g,f)	3,894	826
Other taxes payable	15	472
Total	$69,348	$47,282